Statement of Operations and Comprehensive Loss - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended
		Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues		$ 0	$ 0	$ 0
General and administrative expenses		25,788	1,020,645	2,759,621
Loss from operations		(25,788)	(1,020,645)	(2,759,621)
Other income
Interest income on cash and marketable securities held in Trust Account				43,853
Interest income			5,096
Other income			911,347
Loss before provision for income taxes		(25,788)	(104,202)	(2,715,768)
Provision for income taxes			707	13,086
Net loss and comprehensive loss		(25,788)	(104,909)	(2,728,854)
Net loss attributable to common stockholders		$ (25,788)	$ (108,031)	$ (2,751,030)
Weighted-average common shares outstanding, basic and diluted	[1]	4,211,466	7,452,055	6,247,527
Net loss per share common share, basic and diluted		$ (0.01)	$ (0.01)	$ (0.44)

[1]	This number excludes the 750,000 Founder Shares (as described in Note 4) that were forfeited because the over-allotment option was not exercised by the Underwriters.